Document And Entity Information	6 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	MOOLEC SCIENCE SA
Document Type	6-K
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001937737
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-41586